Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers
Number of major customers		0	0
Percentage of entity's revenue (as a percent)		10.00%	10.00%
Goods sold directly to consumers
Disclosure of major customers
Percentage of entity's revenue (as a percent)	82.80%	85.10%	81.30%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	98.00%	97.60%	97.40%
Bioscience | Customer one
Disclosure of major customers
Percentage of entity's revenue (as a percent)	10.37%